Summary of Significant Accounting Policies (Details) - USD ($) $ in Thousands	12 Months Ended
	Apr. 28, 2024	Apr. 30, 2023
Lessee, Lease, Description [Line Items]
Credit and debit card receivables	$ 1,624	$ 1,381
Restricted cash	1,000	0
Deposits	6,640	5,453
Pre-opening expenses	$ 8,889	$ 4,935
Vesting period	5 years
Minimum
Lessee, Lease, Description [Line Items]
Operating lease renewal term	5 years
Maximum
Lessee, Lease, Description [Line Items]
Operating lease renewal term	10 years